Consolidated Statements of Cash Flows $ in Thousands, CAD in Millions	12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)
Operating activities
Net income	$ 6,037	$ 3,655
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income taxes	2,279	282
Unrealized gain on forward contracts		(83)
Non-cash loss (gain) on US$ 6.25% Convertible Debentures conversion feature	177	(231)
Unrealized foreign currency (gain) loss	(431)	79
Amortization of deferred financing costs	1,448	1,866
Non-cash stock compensation	3,967	4,170
Equity in net loss (income) from unconsolidated investment	11	(58)
Gain on disposal of fixed assets	(1,925)	(1,036)
Depreciation and depletion expense	48,008	47,757
Amortization expense	3,153	3,374
Impairment of oil and gas assets	1,638
Changes in current assets and liabilities:
Accounts receivable	(7,805)	(11,879)
Prepaid expenses, inventory and other current assets	(4,954)	3,576
Accounts payable	6,743	673
Accrued expenses and other current liabilities	9,862	(4,177)
Changes in other assets and liabilities	(37)	1,751
Net cash provided by operating activities	68,171	49,719
Investing activities
Business acquisitions, net of cash acquired	(6,182)	(391)
Equity investment		(1,718)
Payments on seller debt		(200)
Purchases of property and equipment	(67,017)	(33,470)
Proceeds on sale of equipment	2,247	2,081
Net cash used in investing activities	(70,952)	(33,698)
Financing activities
Offering of common shares, net of expenses		65,743
Redemption of Cdn$ 6.75% Convertible Debentures		(40,083)
Redemption of Class B Series Two and Three common shares	(651)	(2,014)
Repurchase of common stock	(25,797)	(848)
Financing fees	(134)	(618)
Common stock dividends	(37,873)	(33,657)
Borrowings on credit facility	220,520	181,505
Payments on credit facility	(150,529)	(190,448)
Net cash provided by (used in) financing activities	5,536	(20,420)
Effect of exchange rate changes on cash	(329)	(1,126)
Net increase (decrease) in cash and cash equivalents	2,426	(5,525)
Cash and cash equivalents at beginning of period	5,333	10,858
Cash and cash equivalents at end of period	7,759	5,333
Supplemental information
Cash paid for interest	13,538	15,586
Cash paid for income taxes	$ 1,038	$ 1,082